Note 12 - Subordinated Debentures (Trusted Preferred Securities) - Schedule of Subordinated Debentures (Details) - Trust Preferred Securities Subject to Mandatory Redemption [Member]	12 Months Ended
Dec. 31, 2016 USD ($)
Colony Bankcorp Statutory Trust III [Member]
Issuance date	Jun. 17, 2004
Debt amount	$ 4,640
Total interest rate	3.67317%
Maturity date	Jun. 14, 2034
5 year call option	Jun. 17, 2009
Colony Bankcorp Statutory Trust III [Member] | London Interbank Offered Rate (LIBOR) [Member]
3 month LIBOR rate	0.99317%
Added points	2.68%
Colony Bankcorp Capital Trust I [Member]
Issuance date	Apr. 13, 2006
Debt amount	$ 5,155
Total interest rate	2.49789%
Maturity date	Apr. 13, 2036
5 year call option	Apr. 13, 2011
Colony Bankcorp Capital Trust I [Member] | London Interbank Offered Rate (LIBOR) [Member]
3 month LIBOR rate	0.99789%
Added points	1.50%
Colony Bankcorp Capital Trust II [Member]
Issuance date	Mar. 12, 2007
Debt amount	$ 9,279
Total interest rate	2.64817%
Maturity date	Mar. 12, 2037
5 year call option	Mar. 12, 2012
Colony Bankcorp Capital Trust II [Member] | London Interbank Offered Rate (LIBOR) [Member]
3 month LIBOR rate	0.99817%
Added points	1.65%
Colony Bankcorp Capital Trust III [Member]
Issuance date	Sep. 14, 2007
Debt amount	$ 5,155
Total interest rate	2.28733%
Maturity date	Sep. 14, 2037
5 year call option	Sep. 14, 2012
Colony Bankcorp Capital Trust III [Member] | London Interbank Offered Rate (LIBOR) [Member]
3 month LIBOR rate	0.88733%
Added points	1.40%